                                                         SEC FILE NOS. 033-02610
                                                                       811-04550




                                 MCMORGAN FUNDS
                    Supplement Dated January 11, 2006 to the
           Statement of Additional Information Dated October 28, 2005

This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of the McMorgan Funds ("Trust"). You may obtain a copy of the SAI or the Trust's Prospectus free of charge, upon request, by calling toll-free 1-800-788-9485, by visiting the Trust's website at www.mcmorganfunds.com, or by writing to NYLIFE Distributors LLC, attn: McMorgan Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

1. Government Securities
   ---------------------

   The following is added as the third paragraph under the section headed "Government Securities" on page 15 of this SAI:

   Each FNMA pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans;
   (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

   FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and the U.S. Treasury.


   FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

                                                         SEC FILE NOS. 033-02610
                                                                       811-04550




2. Officers
   --------
   The following biographical information is added to the table headed "Interested Trustees and Officers" on page 29 of the SAI:

   At a Board of Trustees meeting held on December 6, 2005, the Board elected Robert A. Anselmi as Chief Legal Officer of the Trust. Additionally, effective December 12, 2005, the Board accepted the resignation of Jeffrey J. Gaboury and elected Arphiela Arizmendi as Treasurer and Principal Financial and Accounting Officer of the Trust.

   Any and all references to Mr. Gaboury in this SAI should be replaced with Ms. Arizmendi.

--------------------------- -------------------- ------------ -------------------------------------------------- ------------------
                                                   TERM OF
                                                  OFFICE AND                                                     NUMBER OF
                                                  LENGTH OF                                                      PORTFOLIOS IN FUND
                             POSITIONS(S) HELD      TIME                                                         COMPLEX OVERSEEN
NAME, ADDRESS AND AGE            WITH FUND        SERVED(1)   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        BY TRUSTEE/OFFICER
--------------------------- -------------------- ------------ -------------------------------------------------- ------------------
Robert A. Anselmi*          Chief Legal Officer  Since 2005   Senior Managing Director, General Counsel, and     6
New York Life Investment                                      Secretary, New York Life Investment Management LLC
Management LLC                                                (including  predecessor advisory organizations);
51 Madison Avenue                                             General Counsel and Secretary, New York Life
New York, NY  10010                                           Investment Management Holdings LLC; Senior Vice
                                                              President, New York Life Insurance Company; Vice
59                                                            President and Secretary, McMorgan & Company LLC;
                                                              Secretary, NYLIM Service Company LLC, NYLCAP
                                                              Manager LLC, and Madison Capital Funding LLC;
                                                              Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                                              Inc., MainStay VP Series Fund, Inc., and McMorgan
                                                              Funds [only need the last 5 years].
--------------------------- -------------------- ------------ -------------------------------------------------- ------------------
Arphiela Arizmendi*         Treasurer and        Since 2005   Director and Manager of Fund Accounting and        6
New York Life Investment    Principal Financial               Administration, New York Life Investment
Management LLC              and Accounting                    Management LLC (since March 2003); Treasurer and
169 Lackawanna Avenue       Officer                           Principal Financial and Accounting Officer,
Parsippany, NJ  07054                                         Eclipse Funds Inc., Eclipse Funds, MainStay VP
                                                              Series Fund, Inc. and MainStay Funds (since
49                                                            December 2005); Assistant Treasurer, The MainStay
                                                              Funds, Eclipse Funds Inc., Eclipse Funds, MainStay
                                                              VP Series Fund, Inc. and McMorgan Funds (1992 to
                                                              December 2005).
--------------------------- -------------------- ------------ -------------------------------------------------- ---------------


3.  Trustees

The following paragraph replaces the second to last paragraph under the section header "Trustees and Officers" on page 30 of the SAI:

The non-interested Trustees of McMorgan Funds each receive a flat fee of $33,000 per year, plus reimbursement for all out-of-pocket expenses incurred for each meeting of the Board of Trustees they attend. The Chairman and lead non-interested Trustee receives a flat fee of $40,000 per year, plus reimbursement for all out-of-pocket expenses incurred for each meeting attended. No officer or employee of McMorgan & Company LLC receives any compensation from McMorgan Funds for acting as a Trustee of McMorgan Funds.

                                                         SEC FILE NOS. 033-02610
                                                                       811-04550



4. Portfolio Managers
   ------------------

   The following replaces the paragraph immediately preceding the section headed "Portfolio Manager Compensation Structure" on page 41 of the SAI:

      A portfolio manager who makes investment decisions with respect to multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

      o The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;

      o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager;

      o A portfolio manager may execute transactions for a fund or account that may adversely impact the value of securities held by other funds or accounts managed by the portfolio manager. For example, the portfolio manager may sell certain securities short for one fund or account while other funds or accounts managed by the portfolio manager simultaneously hold the same or related securities long; and

      o An apparent conflict may arise where an adviser receives higher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

   To address potential conflicts of interest, McMorgan and NYLIM have adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, NYLIM has adopted a Code of Ethics that recognizes the manager's obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics are designed to restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance.





            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.





                                        3